SHAREHOLDERS' EQUITY - Stock Option Assumptions (Details) - € / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY.
Weighted-average expected life (years) (Year)	5 years 9 months 14 days	5 years 9 months 14 days		0 years	6 years 3 months
Expected volatility rates(1)	45.08%	46.34%			49.45%
Expected dividend yield	0.00%	0.00%			0.00%
Risk-free interest rate	1.32%				0.08%
Risk-free interest rate		0.63%
Weighted-average exercise price () (in EUR per share)	€ 5.18	€ 5.59			€ 3.90
Weighted-average fair value of options granted during the year ()	€ 2.29	€ 2.37	€ 2.37		€ 1.93